Note 8 - Notes Payable	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]

8. Notes Payable

Note Payable to a Related Party

We have an unsecured promissory note payable of $0.6 million to Sterne, Kessler, Goldstein, & Fox, PLLC (“SKGF”), a related party (see Note 16), for outstanding unpaid fees for legal services.  The note, as amended, accrues interest at 4% per annum and provides for monthly payments of principal and interest of $12,500 with a final balloon payment of approximately $0.02 million due at the maturity date of April 30, 2027.  We are currently in compliance with all the terms of the note, as amended.  For each of the years ended December 31, 2022 and 2021, we recognized interest expense of approximately $0.03 million related to this note.

At December 31, 2022, the aggregate maturities of our notes payable are as follows (in thousands):

2023	$139
2024	133
2025	139
2026	144
2027	57
Total	$612

The estimated fair value of our notes payable at December 31, 2022 is approximately $0.47 million based on a risk-adjusted discount rate.